Document and Entity Information	Feb. 08, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 08, 2021
Entity Registrant Name	BECTON, DICKINSON AND COMPANY
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-04802
Entity Tax Identification Number	22-0760120
Entity Address, Address Line One	1 Becton Drive
Entity Address, City or Town	Franklin Lakes
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880
City Area Code	201
Local Phone Number	847-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000010795
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $1.00
Trading Symbol	BDX
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/20th interest in a share of 6.00% Mandatory Convertible Preferred Stock, Series B [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/20th interest in a share of 6.00% Mandatory Convertible Preferred Stock, Series B
Trading Symbol	BDXB
Security Exchange Name	NYSE
1.000% Notes due December 15, 2022 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.000% Notes due December 15, 2022
Trading Symbol	BDX22A
Security Exchange Name	NYSE
1.900% Notes due December 15, 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.900% Notes due December 15, 2026
Trading Symbol	BDX26
Security Exchange Name	NYSE
1.401% Notes due May 24, 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.401% Notes due May 24, 2023
Trading Symbol	BDX23A
Security Exchange Name	NYSE
3.020% Notes due May 24, 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.020% Notes due May 24, 2025
Trading Symbol	BDX25
Security Exchange Name	NYSE
0.174% Notes due June 4, 2021 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.174% Notes due June 4, 2021
Trading Symbol	BDX/21
Security Exchange Name	NYSE
0.632% Notes due June 4, 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.632% Notes due June 4, 2023
Trading Symbol	BDX/23A
Security Exchange Name	NYSE
1.208% Notes due June 4, 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.208% Notes due June 4, 2026
Trading Symbol	BDX/26A
Security Exchange Name	NYSE